Financial Instruments and Hedging Activities - Summary of Split Between Short-Term and Long-Term Asset (Detail) (Forward Currency Exchange Contracts [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ 22.9
Short Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	7.7
Long Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ 15.2